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USAA MUTUAL FUNDS TRUST

Aggressive Growth Fund Shares, Aggressive Growth Fund Institutional Shares,
Growth Fund Shares, Growth Fund Institutional Shares, Growth & Income Fund Shares,
Growth & Income Fund Adviser Shares, Income Stock Fund Shares,
Income Stock Fund Institutional Shares, Income Fund Shares, Income Fund Institutional Shares,
Income Fund Adviser Shares, Short-Term Bond Fund Shares, Short-Term Bond Fund Institutional Shares,
Short-Term Bond Fund Adviser Shares, Money Market Fund,
Science & Technology Fund Shares, Science & Technology Fund Adviser Shares,
First Start Growth Fund, Intermediate-Term Bond Fund Shares,
Intermediate-Term Bond Fund Institutional Shares, Intermediate-Term Bond Fund Adviser Shares,
High Income Fund Shares, High Income Fund Institutional Shares, High Income Fund Adviser Shares,
Small Cap Stock Fund Shares, Small Cap Stock Fund Institutional Shares,
Capital Growth Fund, Value Fund Shares, Value Fund Institutional Shares, and Value Fund Adviser Shares
SUPPLEMENT DATED APRIL 25, 2013
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 1, 2012

The following information hereby replaces the first paragraph on the first page of above-referenced Statement of Additional Information.

USAA MUTUAL FUNDS TRUST (the Trust) is an open-end management investment company offering shares of fifty no-load mutual funds, fourteen of which are described in this statement of additional information (SAI): the Aggressive Growth Fund, Growth Fund, Growth & Income Fund, Income Stock Fund, Income Fund, Short-Term Bond Fund, Money Market Fund, Science & Technology Fund, First Start Growth Fund, Intermediate-Term Bond Fund, High Income Fund, Small Cap Stock Fund, Capital Growth Fund, and Value Fund (collectively, the Funds). The Income, High Income, Short-Term Bond, Intermediate-Term Bond, and Value Funds offer three classes of shares: Fund Shares, Institutional Shares, and Adviser Shares. The Growth & Income and Science Technology Funds offer two classes of shares: Fund Shares and Adviser Shares. The Aggressive Growth, Growth, Income Stock, and Small Cap Stock Funds offer two classes of shares: Fund Shares and Institutional Shares. The Trust has the ability to offer additional funds or classes of shares. Each class of shares of a Fund is a separate share class of that Fund and not a separate mutual fund. Fund Shares are available for purchase to the general public either directly from USAA, USAA Brokerage Services, or through brokers, dealers, banks, insurance companies, investment advisers, and other financial intermediaries that provide various distribution and administrative services. Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as but not limited to brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, for purchase by a USAA Fund participating in a fund-of-funds investment strategy as well as other persons or legal entities that the Fund may approve from time to time. Adviser Shares are designed to be sold only through brokers, dealers, banks, insurance companies, investment advisers, and other financial intermediaries that provide various distribution and administrative services. Each Fund is classified as diversified.

97781-0413

Stephanie Higby replaces Jeffrey D. Hill as the Funds' Chief Compliance Officer. The following information hereby replaces the information relating to Mr. Hill.

Name, Address* and Date of Birth	Position(s) with Fund	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years	Total Number of USAA Funds Overseen by Officer
Stephanie Higby (July 1974)	Chief Compliance Officer	February 2013	Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Compliance for Institutional Asset Management Compliance, AMCO (03/12-4/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12).	50

97781-0413

Cornerstone Conservative Fund, Cornerstone Moderately Conservative Fund,
Cornerstone Moderate Fund, Cornerstone Moderately Aggressive Fund,
Cornerstone Aggressive Fund, Cornerstone Equity Fund, Growth and Tax Strategy Fund,
Emerging Markets Fund Shares, Emerging Markets Fund Institutional Shares, International Fund Shares,
International Fund Institutional Shares, International Fund Adviser Shares,
Precious Metals and Minerals Fund Shares, Precious Metals and Minerals Fund Institutional Shares,
Precious Metals and Minerals Fund Adviser Shares, World Growth Fund Shares, World Growth Fund Adviser Shares Government Securities Fund Shares,
Government Securities Fund Adviser Shares Managed Allocation Fund, and Treasury Money Market Trust
SUPPLEMENT DATED APRIL 25, 2013
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED OCTOBER 1, 2012

The following information hereby replaces the first paragraph on the first page of the above-referenced Statement of Additional Information.

MUTUAL FUNDS TRUST (the Trust) is an open-end management investment company offering shares of fifty no-load mutual funds, fourteen of which are described in this Statement of Additional Information (SAI): the Growth and Tax Strategy Fund, Precious Metals and Minerals Fund, Emerging Markets Fund, International Fund, World Growth Fund, Government Securities Fund, Treasury Money Market Trust, Managed Allocation Fund, Cornerstone Conservative Fund, Cornerstone Moderately Conservative Fund, Cornerstone Moderate Fund (formerly the Balanced Strategy Fund), Cornerstone Moderately Aggressive Fund (formerly the Cornerstone Strategy Fund), Cornerstone Aggressive Fund, and Cornerstone Equity Fund (collectively, the Funds). Each Fund is classified as diversified, except the Precious Metals and Minerals Fund and Managed Allocation Fund, which are classified as non-diversified. The Precious Metals and Minerals, Emerging Markets, and International Funds offer three classes of shares: Fund Shares, Institutional Shares, and Advisor Shares. The World Growth and Government Securities Funds offer two classes of shares: Fund Shares and Adviser Shares. The Trust has the ability to offer additional funds or classes of shares. Each class of shares of a Fund is a separate share class of that Fund and not a separate mutual fund. Fund Shares are available for purchase to the general public either directly from USAA, USAA Brokerage Services, or through brokers, dealers, banks, insurance companies, investment advisers, and other financial intermediaries that provide various distribution and administrative services. Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as but not limited to brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, for purchase by a USAA Fund participating in a fund-of-funds investment strategy as well as other persons or legal entities that the Fund may approve from time to time. Adviser Shares are designed to be sold only through brokers, dealers, banks, insurance companies, investment advisers, and other financial intermediaries that provide various distribution and administrative services.

Stephanie Higby replaces Jeffrey D. Hill as the Funds' Chief Compliance Officer. The following information hereby replaces the information relating to Mr. Hill.

Name, Address* and Date of Birth	Position(s) with Fund	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years	Total Number of USAA Funds Overseen by Officer
Stephanie Higby (July 1974)	Chief Compliance Officer	February 2013	Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Compliance for Institutional Asset Management Compliance, AMCO (03/12-4/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12).	50

97781-0413

Tax Exempt Long-Term Fund Shares, Tax Exempt Long-Term Fund Adviser Shares,
Tax Exempt Intermediate-Term Fund Shares,
Tax Exempt Intermediate-Term Fund Adviser Shares,
Tax Exempt Short-Term Fund Shares, Tax Exempt Short-Term Fund Adviser Shares,
and Tax Exempt Money Market Fund
SUPPLEMENT DATED APRIL 25, 2013
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 1, 2012

The following information hereby replaces the first paragraph on the first page of the above-referenced Statement of Additional Information.
USAA MUTUAL FUNDS TRUST (the Trust) is an open-end management investment company offering shares of fifty no-load mutual funds, four of which are described in this Statement of Additional Information (SAI): the Tax Exempt Long-Term Fund, Tax Exempt Intermediate-Term Fund, Tax Exempt Short-Term Fund, and Tax Exempt Money Market Fund (collectively, the Funds). Each Fund is classified as diversified and has a common investment objective of providing investors with interest income that is exempt from federal income tax. The Tax Exempt Money Market Fund has a further objective of preserving capital and maintaining liquidity. The Tax Exempt Long-Term Fund, Tax Exempt Intermediate-Term Fund, and Tax Exempt Short-Term Fund offer two classes of shares, Fund Shares and Adviser Shares. The Trust has the ability to offer additional funds or classes of shares. Each class of shares of a Fund is a separate share class of that Fund and not a separate mutual fund. Fund Shares are available for purchase to the general public either directly from USAA, USAA Brokerage Services, or through brokers, dealers, banks, insurance companies, investment advisers, and other financial intermediaries that provide various distribution and administrative services. Adviser Shares are designed to be sold only through brokers, dealers, banks, insurance companies, investment advisers, and other financial intermediaries that provide various distribution and administrative services.
Stephanie Higby replaces Jeffrey D. Hill as the Funds' Chief Compliance Officer. The following information hereby replaces the information relating to Mr. Hill.

Name, Address* and Date of Birth	Position(s) with Fund	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years	Total Number of USAA Funds Overseen by Officer
Stephanie Higby (July 1974)	Chief Compliance Officer	February 2013	Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Compliance for Institutional Asset Management Compliance, AMCO (03/12-4/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12).	50

97781-0413

California Bond Fund Shares, California Bond Fund Adviser Shares,
and California Money Market Fund
SUPPLEMENT DATED APRIL 25, 2013
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 1, 2012

The following information hereby replaces the first paragraph on the first page of the above-referenced Statement of Additional Information.

MUTUAL FUNDS TRUST (the Trust) is a open-end management investment company offering shares of fifty no-load mutual funds, two of which are described in this Statement of Additional Information (SAI): the California Bond Fund and California Money Market Fund (collectively, the Funds or the California Funds). Each Fund is classified as diversified and has a common investment objective of providing California investors with a high level of current interest income that is exempt from federal and California state income taxes. The California Money Market Fund has a further objective of preserving capital and maintaining liquidity. The California Bond Fund offers two classes of shares: Fund Shares and Adviser Shares. The Trust has the ability to offer additional funds or classes of shares. Each class of shares of a Fund is a separate share class of that Fund and not a separate mutual fund. Fund Shares are available for purchase to the general public either directly from USAA, USAA Brokerage Services, or through brokers, dealers, banks, insurance companies, investment advisers, and other financial intermediaries that provide various distribution and administrative services. Adviser Shares are designed to be sold only through brokers, dealers, banks, insurance companies, investment advisers, and other financial intermediaries that provide various distribution and administrative services.

Stephanie Higby replaces Jeffrey D. Hill as the Funds' Chief Compliance Officer. The following information hereby replaces the information relating to Mr. Hill.

Name, Address* and Date of Birth	Position(s) with Fund	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years	Total Number of USAA Funds Overseen by Officer
Stephanie Higby (July 1974)	Chief Compliance Officer	February 2013	Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Compliance for Institutional Asset Management Compliance, AMCO (03/12-4/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12).	50

97781-0413

New York Bond Fund Shares, New York Bond Fund Adviser Shares,
and New York Money Market Fund
SUPPLEMENT DATED APRIL 25, 2013
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 1, 2012

The following information hereby replaces the first paragraph on the first page of the above-referenced Statement of Additional Information.

USAA MUTUAL FUNDS TRUST (the Trust) is a open-end management investment company offering shares of fifty no-load mutual funds, two of which are described in this Statement of Additional Information (SAI): the New York Bond Fund and New York Money Market Fund (collectively, the Funds or the New York Funds). Each Fund is classified as diversified and has a common investment objective of providing New York investors with a high level of current interest income that is exempt from federal income taxes and New York State and New York City personal income taxes. The New York Money Market Fund has a further objective of preserving capital and maintaining liquidity. The New York Bond Fund offers two classes of shares: Fund Shares and Adviser Shares. The Trust has the ability to offer additional funds or classes of shares. Each class of shares of a Fund is a separate share class of that Fund and not a separate mutual fund. Fund Shares are available for purchase to the general public either directly from USAA, USAA Brokerage Services, or through brokers, dealers, banks, insurance companies, investment advisers, and other financial intermediaries that provide various distribution and administrative services. Adviser Shares are designed to be sold only through brokers, dealers, banks, insurance companies, investment advisers, and other financial intermediaries that provide various distribution and administrative services.

Stephanie Higby replaces Jeffrey D. Hill as the Funds' Chief Compliance Officer. The following information hereby replaces the information relating to Mr. Hill.

Name, Address* and Date of Birth	Position(s) with Fund	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years	Total Number of USAA Funds Overseen by Officer
Stephanie Higby (July 1974)	Chief Compliance Officer	February 2013	Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Compliance for Institutional Asset Management Compliance, AMCO (03/12-4/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12).	50

97781-0413

Virginia Bond Fund Shares, Virginia Bond Fund Adviser Shares,
and Virginia Money Market Fund
SUPPLEMENT DATED APRIL 25, 2013
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 1, 2012

The following information hereby replaces the first paragraph on the first page of the above-referenced Statement of Additional Information.

USAA MUTUAL FUNDS TRUST (the Trust) is an open-end management investment company offering shares of fifty no-load mutual funds, two of which are described in this Statement of Additional Information (SAI): the Virginia Bond Fund and Virginia Money Market Fund (collectively, the Funds or the Virginia Funds). Each Fund is classified as diversified and has a common investment objective of providing Virginia investors with a high level of current interest income that is exempt from federal and Virginia state income taxes. The Virginia Money Market Fund has a further objective of preserving capital and maintaining liquidity. The Virginia Bond Fund offers two classes of shares: Fund Shares and Adviser Shares. The Trust has the ability to offer additional funds or classes of shares. Each class of shares of a Fund is a separate share class of that Fund and not a separate mutual fund. Fund Shares are available for purchase to the general public either directly from USAA, USAA Brokerage Services, or through brokers, dealers, banks, insurance companies, investment advisers, and other financial intermediaries that provide various distribution and administrative services. Adviser Shares are designed to be sold only through brokers, dealers, banks, insurance companies, investment advisers, and other financial intermediaries that provide various distribution and administrative services.

Stephanie Higby replaces Jeffrey D. Hill as the Funds' Chief Compliance Officer. The following information hereby replaces the information relating to Mr. Hill.

Name, Address* and Date of Birth	Position(s) with Fund	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years	Total Number of USAA Funds Overseen by Officer
Stephanie Higby (July 1974)	Chief Compliance Officer	February 2013	Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Compliance for Institutional Asset Management Compliance, AMCO (03/12-4/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12).	50

97781-0413